Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
14. Other Comprehensive Income (Loss)
Other comprehensive income (loss) consists of changes in foreign currency translation adjustments, net unrealized holding gains (losses) on securities available for sale, pension liability adjustments and net unrealized holding gains (losses) on certain derivative instruments, and is included in equity of the consolidated balance sheets.
Each component of accumulated other comprehensive income (loss) at March 31, 2011, 2010 and 2009, is as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Foreign currency translation adjustments:
Balance, beginning of year	¥(85,056)	¥(84,152)	¥(34,457)	$(1,024,771)
Adjustment for the year	(37,230)	(904)	(49,695)	(448,555)

Balance, end of year	¥(122,286)	¥(85,056)	¥(84,152)	$(1,473,326)

Net unrealized holding gains on securities available for sale:
Balance, beginning of year	¥14,126	¥8,646	¥24,736	$170,193
Net increase (decrease)	1,978	5,480	(16,090)	23,831

Balance, end of year	¥16,104	¥14,126	¥8,646	$194,024

Pension liability adjustments:
Balance, beginning of year	¥(24,315)	¥(29,235)	¥(19,208)	$(292,952)
Adjustment for the year	(91)	4,920	(10,027)	(1,095)

Balance, end of year	¥(24,406)	¥(24,315)	¥(29,235)	$(294,047)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(389)	¥(1,003)	¥150	$(4,687)
Net increase (decrease)	(82)	614	(1,153)	(988)

Balance, end of year	¥(471)	¥(389)	¥(1,003)	$(5,675)

Total accumulated other comprehensive loss;
Balance, beginning of year	¥(95,634)	¥(105,744)	¥(28,779)	$(1,152,217)
Other comprehensive income (loss) for the year, net of tax	(35,425)	10,110	(76,965)	(426,807)

Balance, end of year	¥(131,059)	¥(95,634)	¥(105,744)	$(1,579,024)

For the fiscal year ended March 31, 2011, Adjustment for the year of Foreign currency translation adjustments included ¥7 million ($84 thousand) which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).
Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of yen
	Pretax	Tax (expense)	Net of tax
	amount	or benefit	amount
2011:
Foreign currency translation adjustments	¥(37,730)	¥493	¥(37,237)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	4,172	(1,678)	2,494
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(871)	355	(516)

Net unrealized gains	3,301	(1,323)	1,978
Pension liability adjustments
Unrealized holding losses arising during the year	(4,308)	2,706	(1,602)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,761	(1,250)	1,511

Net unrealized losses	(1,547)	1,456	(91)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	7,315	(2,971)	4,344
Net gains reclassified into earnings	(7,475)	3,049	(4,426)

Net unrealized losses	(160)	78	(82)

Other comprehensive loss	¥(36,136)	¥704	¥(35,432)

2010:
Foreign currency translation adjustments	¥(1,196)	¥292	¥(904)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	9,124	(3,843)	5,281
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	336	(137)	199

Net unrealized gains	9,460	(3,980)	5,480
Pension liability adjustments
Unrealized holding gains arising during the year	3,930	(1,224)	2,706
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,833	(619)	2,214

Net unrealized gains	6,763	(1,843)	4,920
Net unrealized holding gains on derivative instruments:
Changes in fair value of derivatives	2,121	(1,138)	983
Net gains reclassified into earnings	(621)	252	(369)

Net unrealized gains	1,500	(886)	614

Other comprehensive income	¥16,527	¥(6,417)	¥10,110

2009:
Foreign currency translation adjustments	¥(50,243)	¥548	¥(49,695)
Net unrealized holding losses on securities available for sale:
Unrealized holding losses arising during the year	(29,333)	11,432	(17,901)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	3,058	(1,247)	1,811

Net unrealized losses	(26,275)	10,185	(16,090)
Pension liability adjustments
Unrealized holding losses arising during the year	(16,843)	4,420	(12,423)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,961	(565)	2,396

Net unrealized losses	(13,882)	3,855	(10,027)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	855	(306)	549
Net gains reclassified into earnings	(2,892)	1,190	(1,702)

Net unrealized losses	(2,037)	884	(1,153)

Other comprehensive loss	¥(92,437)	¥15,472	¥(76,965)

	Thousands of U.S. dollars
	Pretax	Tax (expense)	Net of tax
	amount	or benefit	amount
2011:
Foreign currency translation adjustments	$(454,579)	$5,940	$(448,639)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	50,265	(20,217)	30,048
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(10,494)	4,277	(6,217)

Net unrealized gains	39,771	(15,940)	23,831
Pension liability adjustments
Unrealized holding losses arising during the year	(51,903)	32,602	(19,301)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	33,266	(15,060)	18,206

Net unrealized losses	(18,637)	17,542	(1,095)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	88,132	(35,795)	52,337
Net gains reclassified into earnings	(90,060)	36,735	(53,325)

Net unrealized losses	(1,928)	940	(988)

Other comprehensive loss	$(435,373)	$8,482	$(426,891)